Fair value measurement - Disclosure of assets and liabilities measured at fair value on a recurring basis (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 202,128	€ 186,156
Level 3 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0	€ 15
Level 3 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	117	259	252
Level 3 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	76	89	134
Level 3 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	1	€ 12
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	20,628	23,275
Liabilities	1,084	950
Recurring fair value measurement | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	39	18
Recurring fair value measurement | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	1,045	932
Recurring fair value measurement | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	415	158
Recurring fair value measurement | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,924	940
Recurring fair value measurement | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	40	34
Recurring fair value measurement | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	208	873
Recurring fair value measurement | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	108	51
Recurring fair value measurement | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	117	259
Recurring fair value measurement | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	49	1
Recurring fair value measurement | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	76	89
Recurring fair value measurement | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	17,691	20,870
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	18,950	21,747
Liabilities	0	0
Recurring fair value measurement | Level 1 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	110	99
Recurring fair value measurement | Level 1 | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,041	726
Recurring fair value measurement | Level 1 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	2
Recurring fair value measurement | Level 1 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	108	51
Recurring fair value measurement | Level 1 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	17,691	20,869
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	320	923
Liabilities	1,044	901
Recurring fair value measurement | Level 2 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	39	18
Recurring fair value measurement | Level 2 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	1,005	883
Recurring fair value measurement | Level 2 | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	23	19
Recurring fair value measurement | Level 2 | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	40	30
Recurring fair value measurement | Level 2 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	208	873
Recurring fair value measurement | Level 2 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	49	1
Recurring fair value measurement | Level 2 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,358	605
Liabilities	40	49
Recurring fair value measurement | Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 3 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	40	49
Recurring fair value measurement | Level 3 | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	282	40
Recurring fair value measurement | Level 3 | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	883	214
Recurring fair value measurement | Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	2
Recurring fair value measurement | Level 3 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	117	259
Recurring fair value measurement | Level 3 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	76	89
Recurring fair value measurement | Level 3 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 0	€ 1